TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2023	2022
	$ million	$ million
Trade and other receivables due within one year
Trade receivables	1,104	1,076
Less: loss allowance	(45)	(49)
Trade receivables – net	1,059	1,027
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	27	47
Other receivables	122	114
Prepayments	92	76
	1,300	1,264
Due after more than one year
Other non-current assets	18	12
	1,318	1,276

Schedule of trade receivables - net

	2023 Weighted average loss rate	2023 Loss allowance	2023 Gross carrying amount	2022 Gross carrying amount
	%	$ million	$ million	$ million
Not past due	-0.1%	(1)	788	610
Past due not more than 3 months	-0.6%	(1)	180	228
Past due more than 3 months	-3.9%	(2)	51	97
Past due more than 6 months	-48.2%	(41)	85	141
		(45)	1,104	1,076
Loss allowance			(45)	(49)
Trade receivables – net			1,059	1,027

Schedule of movements in loss allowance

	2023	2022
	$ million	$ million
At 1 January	49	57
Exchange adjustment	1	(3)
Net receivables provided during the year	3	4
Utilisation of provision	(8)	(9)
At 31 December	45	49

Schedule of trade receivables denominated by currency

	2023	2022
	$ million	$ million
US Dollar	506	465
Sterling	39	37
Euro	224	215
Other	290	310
Trade receivables – net	1,059	1,027